Organization and Principal Activities	12 Months Ended
Jul. 31, 2026
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

(a) Principal activities and corporate history

DRC MEDICINE INC. (the “Company”), is an empty company incorporated in the State of Delaware on June 4, 2025. The Company is a holding company with no business operation and its principal operating subsidiary is DRC Medicine Ltd., (“DRC”) which was incorporated in Japan in 2007 as a company with limited liability under the name DR.C Medical Medicine Co., Ltd. DRC changed its name to DRC Medicine Ltd. on June 25, 2025. DRC is engaged in the design and sales of hygiene products and engages in brand licensing activities. Unless the context otherwise requires, references to the Company and its subsidiaries collectively are referred to as the “Group”.

Business Combination Agreement

On June 30, 2025, Ribbon Acquisition Corp, a Cayman Islands exempted company incorporated with limited liability (“Ribbon” or “SPAC”), entered into a Business Combination Agreement (the “Business Combination Agreement”) with (i) DRC, (ii)the Company, and (iii) DRC Merger Inc. (“Merger Sub”), pursuant to which the following transactions will occur: (1) the Company and DRC will engage in a share exchange, whereby the shareholders of DRC will exchange their shares for newly issued shares of the Company; (2) the domestication of Ribbon as a Delaware corporation, in which Ribbon will de-register from the Register of Companies in the Cayman Islands and transfer by way of continuation out of the Cayman Islands and into the State of Delaware so as to migrate to and domesticate as a Delaware corporation in accordance with the applicable organizational documents; (3) the merger of Ribbon with and into Merger Sub, with Merger Sub surviving the merger as a wholly-owned subsidiary of the Company (the “Merger”); and (4) the other transactions contemplated by the Business Combination Agreement and documents related thereto.

The aggregate consideration for the acquisition merger is US$350,000,000, payable in the form of newly issued shares of the Company’s common stock valued at the redemption price at which each of SPAC’s Class A ordinary shares may be redeemed in connection with the Business Combination to DRC and its shareholders.

On March 1, 2026, the Company and DRC completed a share exchange (“Reorganization”). The consolidated financial statements of the Group as of July 31, 2026 included the following entities:

Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Major business activities
DRC MEDICINE INC.	June 4, 2025	Delaware	Parent	Investment holding
DRC MERGER INC. (“Merger Sub”)	June 6, 2025	Delaware	100%	Investment holding
DRC Medicine Holdings Ltd. (“Intermediate Co”)	September 16, 2025	Japan	100%	Investment holding
DRC Medicine Ltd. (“DRC”)	September 10, 2007	Japan	100%	Design and sales of hygiene products and brand licensing activities

(b) Reorganization

On March 1, 2026, the reorganization of entities under common control was completed through a series of planned transactions. These transactions have been accounted for as a reorganization of entities under common control, recorded at their carrying value. As a result of the reorganization, the Company has become the holding company for the entities mentioned above.

Immediately before and after the reorganization, these entities were ultimately controlled by Mr. Narumi Okazaki and Ms. Keiko Okazaki.

On June 4, 2025, the Company was incorporated in the State of Delaware for the purpose of effecting the Business Combination and will serve as the publicly traded parent company following the Business Combination.

On June 6, 2025, Merger Sub was incorporated in the State of Delaware as a wholly-owned subsidiary of the Company.

On September 16, 2025, Intermediate Co was incorporated in Japan and 100 shares were issued to the DRC’s founding shareholder, Narumi Okazaki. On the same date, all 100 shares were transferred from Narumi Okazaki to the Company, and Intermediate Co became a subsidiary of the Company.

On March 1, 2026, Intermediate Co entered into a share exchange agreement with DRC. Pursuant to the share exchange, Intermediate Co acquired 100% equity interests of DRC, while the original shareholders of DRC received equity interests of the Company in exchange.

The Company believed that it was appropriate to reflect the reorganization on a retroactive basis as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a consolidated basis for all periods to which such entities were under common control. The Company has retroactively adjusted all share and per share data for all periods presented. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first year presented in the consolidated financial statements.